STOCK-BASED COMPENSATION - Schedule of RSA Activity Under the 2021 Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock Option - Shares
Exercised / Vested (in shares)	0	0
2021 Plan
Stock Option - Shares
Beginning balance (in shares)	0	13,865	13,865
Granted (in shares)			0
Exercised / Vested (in shares)			0
Forfeited (in shares)			(13,865)
Ending balance (in shares)			0	13,865
Stock Options - Weighted-Average Exercise Price
Balance (in dollars per share)				$ 261.25
Granted (in dollars per share)			$ 0
Exercised / Vested (in dollars per share)			0
Forfeited (in dollars per share)			$ 261.25
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value
Options outstanding, weighted-average remaining contractual term				6 years 6 months
Options outstanding, aggregate intrinsic value				$ 0
2021 Plan | Restricted Stock Units
Restricted Stock Units - Shares
Outstanding, beginning balance (in shares)	115,758	264,812	264,812
Granted (in shares)	0		98,540
Exercised / Vested (in shares)	(26,438)		(216,130)
Forfeited (in shares)	(5,924)		(31,464)
Outstanding, ending balance (in shares)	83,396		115,758	264,812
Restricted Stock Units - Weighted- Average Grant Date Fair Value
Outstanding, beginning balance (in dollars per share)	$ 16.04	$ 22.83	$ 22.83
Granted (in dollars per share)	0		9.59
Exercised / Vested (in dollars per share)	25.37		21.92
Forfeited (in dollars per share)	18.03		12.58
Outstanding, ending balance (in dollars per share)	$ 12.94		$ 16.04	$ 22.83